Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows are comprised of the following:

	December 31, 2025		December 31, 2024
Cash and bank balances	Ps.	54,712	Ps.	48,572
Cash equivalents		53,268		91,262
	Ps.	107,980	Ps.	139,834